EQUITY	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021
Equity [Abstract]
EQUITY

Note 8 – EQUITY

During the year ended July 31, 2021, the Company increased the authorized shares for common stock of the Company from 100,000,000 to 1,000,000,000. The Company also authorize preferred of two hundred fifty (250) million. The preferred shares are in three classes, Class A shares which, one hundred thirty (130) million authorized are convertible into 50 shares of common shares for each share, these shares have voting rights of 1 vote per share. At October 31, 2021 there were 0 shares issued and outstanding. Class B shares, twenty (20) million authorized, which are convertible into 1,000 shares of common shares for each share, these shares have voting rights of 1,000 votes per share. At October 31, 2021 there were 320,000 shares issued and outstanding which equates into 320,000,000 votes. Class C shares, one (1) million authorized, which are convertible into 1 shares of common shares for each share. These shares have voting rights of 100,000 votes per share. At October 31, 2021 there were 1,000,000 shares outstanding which equates into 100,000,000,000 votes. These shares represent the controlling votes of the Company. These shares are all issued to our Company CEO. There are ninty nine (99) million shares of preferred shares authorized that have not been assigned a class at this time for future requirements.

On June 28, 2021, the Company issued 50,000,000 warrants to FOMO Advisors LLC for advisory services for future advisory services.

On July 31, 2021 the Company issued 300,000 shares of Class B Preferred for the acquisition of KANAB CORP.

On July 31, 2021 the Company issued 1,000,000 shares of Class C preferred to the new Company CEO.

During the year ended July 31, 2021, third-party lenders converted $232,057 of principal and interest into 22,187,901 shares of common stock.

During the six months ended January 31, 2022, third-party lenders converted $69,449 of principal and interest into 30,198,755 shares of common stock.

On September 25, 2021, the Company issued 20,000 shares of Class B Preferred for services. Based on a stock price at closing of .0012 and 20,00,000 common stock equivalents, this values the expense at $24,000.

On November 14, 2021, we issued two (2) million common stock purchase warrants with a three-year expiration and $0.01 strike price to Stephen Kwolek for Advisory Board services.

On November 28, 2021 we issued 99,868 series B preferred shares of HMLA stock for 2,036,188 common shares of GenBio, Inc., representing 19.9% ownership. GenBio, Inc is a biotechnology company that researches natural products that act on new molecular pathways, primarily to suppress inflammation at critical points in these biochemical pathways. The Company’s research has shown that these active compounds decrease obesity-induced increases in abdominal fat pads, blood pressure, fatty liver and insulin resistance. Based on a stock price at closing of .0019 and 99,868,000 common stock equivalents, this values the investment at $189,749. The GenBio transaction is being accounted for as an investment on our balance sheet. We will not consolidate GenBio’s financial statements.

On January 1, 2022, we issued 99,868 series B preferred shares of HMLA stock for 1,242,000 Member Interests of The Agrarian Group, LLC (“TAG”) representing 19.9% ownership. Based on a stock price at closing of .0012 and 99,868,000 common stock equivalents, this values the investment at $119,841. The TAG transaction is being accounted for as an investment on our balance sheet. We will not consolidate TAG’s financial statements.

Note 8 – EQUITY

During the year ended July 31, 2021, the Company increased the authorized shares for common stock of the Company from 100,000,000 to 1,000,000,000. The Company also authorize preferred of two hundred fifty (250) million. The preferred shares are in three classes, Class A shares which, one hundred thirty (130) million authorized are convertible into 50 shares of common shares for each share, these shares have voting rights of 1 vote per share. At July 31, 2021 there were 0 shares issued and outstanding. Class B shares, twenty (20) million authorized, which are convertible into 1,000 shares of common shares for each share, these shares have voting rights of 1,000 votes per share. At July 31, 2021 there were 300,000 shares issued and outstanding which equates into 300,000,000 votes.Class C shares, one (1) million authorized, which are convertible into 1 shares of common shares for each share. These shares have voting rights of 100,000 votes per share. At July 31, 2021 there were 1,000,000 shares outstanding which equates into 100,000,000,000 votes. These shares represent the controlling votes of the Company. These shares are all issued to our Company CEO. There are ninety- nine (99) million shares of preferred shares authorized that have not been assigned a class at this time for future requirements.

On July 31, 2021 the Company issued 300,000 shares of Class B Preferred for the acquisition of KANAB CORP.

On July 31, 2021 the Company issued 1,000,000 shares of Class C preferred to the new Company CEO.

During the year ended July 31, 2021, third-party lenders converted $232,057 of principal and interest into 22,187,901 shares of common stock.

On June 28, 2021, the Company issued 50,000,000 warrants to FOMO Advisors LLC for future advisory services.